Intangible Assets and Goodwill	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets and Goodwill [Abstract]
Intangible Assets and Goodwill

Note 5. Intangible Assets and Goodwill

As a result of the merger with QPhoton in June 2022 (the “QPhoton Merger”), the Company has the following amounts related to intangible assets (in thousands):

	September 30, 2024			December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Non-compete agreement with founder	$3,251	$(2,528)	$723	$3,251	$(1,715)	$1,536
Website domain name and trademark	1,009	(471)	538	1,009	(320)	689
Technology and licensed patents	12,731	(4,244)	8,487	12,731	(2,880)	9,851
Total	$16,991	$(7,243)	$9,748	$16,991	$(4,915)	$12,076

The amortization expense of the Company’s intangible assets for the three and nine months ended September 30, 2024 and 2023 was approximately $780 thousand and $2.3 million, respectively. The Company expects future amortization expense to be the following (in thousands):

Amortization
2024 (remaining three months)	$776
2025	2,472
2026	2,021
2027	1,903
2028	1,819
Thereafter	757
Total	$9,748

The Company recorded goodwill resulting from the QPhoton Merger, calculated as the difference between the total purchase price and the value of tangible and intangible assets acquired less the liabilities assumed. The Company recorded goodwill of $55.6 million resulting from the QPhoton Merger.

The Company considered the intangible assets and goodwill for indicators of impairment as of September 30, 2024 and concluded there were no indicators of impairment at that time.

Note 5 – Intangible Assets and Goodwill

As a result of the merger with QPhoton, the Company has the following amounts related to intangible assets (in thousands):

	December 31, 2023			December 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Non-compete agreement with founder	$3,251	$(1,716)	$1,535	$3,251	$(632)	$2,619
Website domain name and trademark	1,009	(320)	689	1,009	(118)	891
Technology and licensed patents	12,731	(2,880)	9,851	12,731	(1,061)	11,670
Total	$16,991	$(4,915)	$12,076	$16,991	$(1,811)	$15,180

The amortization expense of the Company’s intangible assets for the years ended December 31, 2023 and 2022 was $3.1 million and $1.8 million, respectively. The Company expects future amortization expense to be the following (in thousands):

Amortization
2024	$3,104
2025	2,472
2026	2,021
2027	1,903
2028	1,819
Thereafter	757
Total	$12,076

The Company recorded goodwill resulting from the Transactions, calculated as the difference between the total purchase price and the value of tangible and intangible assets acquired less the liabilities assumed. The Company recorded goodwill of $55.6 million resulting from the Transactions. The following table provides a summary of the changes in goodwill for the years ended December 31, 2023 and 2022 (in thousands):

	December 31,
	2023	2022
Goodwill, at beginning of year	$55,573	$-
Goodwill additions	-	55,573
Goodwill, at end of year	$55,573	$55,573

The Company tested the intangible assets and goodwill for impairment as of December 31, 2023 and concluded there was no impairment of intangible assets or goodwill at that time.